Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax depreciation in excess of (less than) book depreciation	$ 33	$ (21)
Tax on undistributed foreign earnings	4	(34)
Re-measurement of deferred tax assets	(8)	(7)
Net tax losses (benefit) utilization	(25)	10
Unrealized loss on remeasurement of investments	(26)	(48)
Change in valuation allowance on deferred tax assets	(47)	(19)
Net (increase) decrease in non-deductible liabilities	(63)	17
Book amortization in excess of tax amortization	(112)	(89)
Others	(17)	(29)
Deferred income tax, Total	$ (261)	$ (220)